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                                   SUPPLEMENT
                              DATED AUGUST 29, 2008
                           TO THE CURRENTLY EFFECTIVE
                 CLASS A, CLASS B, and CLASS C SHARES PROSPECTUS
                            CLASS L SHARES PROSPECTUS
                            CLASS Y SHARES PROSPECTUS
                            EACH DATED MARCH 1, 2008
               FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUSES")

The Prospectuses referenced above are revised as follows:

THE HARTFORD TAX-FREE NEW YORK FUND AND THE HARTFORD TAX-FREE MINNESOTA FUND:

Under the headings "The Hartford Tax-Free New York Fund" and "The Hartford Tax-Free Minnesota Fund" in the Prospectuses, the following paragraphs are inserted before the first full paragraphs:

PROPOSED REORGANIZATIONS At a meeting held on August 5-6, 2008, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved on behalf of The Hartford Tax-Free New York Fund and The Hartford Tax-Free Minnesota Fund, respectively (each an "Acquired Fund" and collectively, the "Acquired Funds"), and the Board of Directors of The Hartford Mutual Funds II, Inc. approved on behalf of The Hartford Tax-Free National Fund (the "Acquiring Fund"), the reorganization of the Acquired Funds with and into the Acquiring Fund (the "Reorganizations").

Effective November 28, 2008, shares of the Acquired Funds will no longer be sold to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other Hartford Mutual Funds.

The Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. have called for a Special Joint Meeting of Shareholders of the Acquired Funds (the "Joint Meeting") to be held on or about January 20, 2009, for the purpose of seeking the approval of the Agreements and Plans of Reorganization (the "Reorganization Agreements") by the shareholders of the Acquired Funds.

If the Reorganization Agreements are approved by the shareholders of the Acquired Funds, the Reorganization Agreements contemplate: (1) the transfer of all of the assets of each Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate value equal to the net assets of the applicable Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of each Acquired Fund in complete liquidation of each Acquired Fund. Each shareholder of each Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the respective Acquired Fund held by that shareholder as of the closing date of the Reorganizations.

A proxy statement containing detailed information concerning the Reorganizations is expected to be mailed to the Acquired Fund's shareholders in November 2008, and may also be obtained at that time by contacting The Hartford Mutual Funds at P.O. Box 64387, St. Paul, MN 55164-0387.

THE HARTFORD TAX-FREE NATIONAL FUND:

Under the headings "The Hartford Tax-Free National Fund" in the Prospectuses, the following paragraphs are inserted before the first full paragraphs:

PROPOSED REORGANIZATIONS At a meeting held on August 5-6, 2008, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved on behalf of The Hartford Tax-Free New York Fund and The Hartford Tax-Free Minnesota Fund, respectively (each an "Acquired Fund" and collectively, the "Acquired Funds"), and the Board of Directors of The Hartford Mutual Funds II, Inc. approved on behalf of The Hartford Tax-Free National Fund (the "Acquiring Fund"), the reorganization of the Acquired Funds with and into the Acquiring Fund (the "Reorganizations").

The Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. have called for a Special Joint Meeting of Shareholders of the Acquired Funds (the "Joint Meeting") to be held on or about January 20, 2009, for the purpose of seeking the approval of the Agreements and Plans of Reorganization (the "Reorganization Agreements") by the shareholders of the Acquired Funds.

If the Reorganization Agreements are approved by the shareholders of the Acquired Funds, the Reorganization Agreements contemplate: (1) the transfer of all of the assets of each Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate value equal to the net assets of the applicable Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of each Acquired Fund in complete liquidation of each Acquired Fund. Each shareholder of each Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the respective Acquired Fund held by that shareholder as of the closing date of the Reorganizations.

A proxy statement containing detailed information concerning the Reorganizations is expected to be mailed to the Acquired Fund's shareholders in November 2008, and may also be obtained at that time by contacting The Hartford Mutual Funds at P.O. Box 64387, St. Paul, MN 55164-0387.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

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                                   SUPPLEMENT
                              DATED AUGUST 29, 2008
                           TO THE CURRENTLY EFFECTIVE
                            CLASS I SHARES PROSPECTUS
                               DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

The Prospectus referenced above is revised as follows:

THE HARTFORD TAX-FREE NATIONAL FUND:

Under the headings "The Hartford Tax-Free National Fund" in the Prospectus, the following paragraphs are inserted before the first full paragraphs:

PROPOSED REORGANIZATIONS At a meeting held on August 5-6, 2008, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved on behalf of The Hartford Tax-Free New York Fund and The Hartford Tax-Free Minnesota Fund, respectively (each an "Acquired Fund" and collectively, the "Acquired Funds"), and the Board of Directors of The Hartford Mutual Funds II, Inc. approved on behalf of The Hartford Tax-Free National Fund (the "Acquiring Fund"), the reorganization of the Acquired Funds with and into the Acquiring Fund (the "Reorganizations").

The Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. have called for a Special Joint Meeting of Shareholders of the Acquired Funds (the "Joint Meeting") to be held on or about January 20, 2009, for the purpose of seeking the approval of the Agreements and Plans of Reorganization (the "Reorganization Agreements") by the shareholders of the Acquired Funds.

If the Reorganization Agreements are approved by the shareholders of the Acquired Funds, the Reorganization Agreements contemplate: (1) the transfer of all of the assets of each Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate value equal to the net assets of the applicable Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of each Acquired Fund in complete liquidation of each Acquired Fund. Each shareholder of each Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the respective Acquired Fund held by that shareholder as of the closing date of the Reorganizations.

A proxy statement containing detailed information concerning the Reorganizations is expected to be mailed to the Acquired Fund's shareholders in November 2008, and may also be obtained at that time by contacting The Hartford Mutual Funds at P.O. Box 64387, St. Paul, MN 55164-0387.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.